Loan Payables (Details) - Schedule of U.S. Small Business Administration - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Maison Monrovia [Member]
Debt Instrument [Line Items]
SBA loan payables due date	June 15, 2050	June 15, 2050
Total SBA loan payables	$ 147,419	$ 148,574	$ 149,900
Maison San Gabriel [Member]
Debt Instrument [Line Items]
SBA loan payables due date	June 15, 2050	June 15, 2050
Total SBA loan payables	$ 1,965,117	$ 1,980,725	1,999,900
Maison El Monte [Member]
Debt Instrument [Line Items]
SBA loan payables due date	June 15, 2050	June 15, 2050
Total SBA loan payables	$ 491,007	$ 495,030	499,900
U.S. Small Business Administration [Member]
Debt Instrument [Line Items]
Total SBA loan payables	$ 2,603,544	$ 2,624,329	$ 2,649,700